UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number     811-06603
Performance Funds Trust
(Exact name of registrant as specified in charter)

3435 Stelzer Road	Columbus, Ohio 43219

(Address of principal executive offices)	(Zip code)

BISYS Fund Services	3435 Stelzer Road	Columbus, Ohio 43219

(Name and address of agent for service)
Registrant’s telephone number, including area code:     800-737-3676
Date of fiscal year end:     05/31/07
Date of reporting period:     02/28/07

Item 1. Schedule of Investments.
          File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 — 12-14 of Regulation S-X [17 CFR 210.12-12 — 12-14]. The schedules need not be audited.

Performance Funds Trust
The Money Market Fund
Schedule of Portfolio of Investments
February 28, 2007
(Unaudited)

Principal
Amount	Security Description	Value
U.S. Government Agency Securities—59.9%
Federal Farm Credit Bank
$15,000,000	5.18%, 3/23/07 †	$14,952,517
2,500,000	5.30%, 8/16/07	2,499,930
Federal Home Loan Bank
10,000,000	5.17%, 3/16/07 †	9,978,454
15,000,000	5.00%, 3/20/07 – 11/14/07	14,985,813
15,000,000	5.20%, 3/21/07 †	14,956,683
25,000,000	5.21%, 3/23/07 †	24,920,464
25,000,000	5.16%, 4/25/07 †	24,802,917
15,000,000	5.25%, 6/8/07 – 8/10/07	14,990,253
5,000,000	4.63%, 7/18/07	4,988,349
5,000,000	5.38%, 8/1/07	4,999,620
5,000,000	5.30%, 11/7/07	5,000,000
5,000,000	5.13%, 1/22/08	4,994,229
Federal Home Loan Mortgage Corporation
50,000,000	5.14% 3/13/07 – 4/4/07 †	49,835,806
Federal National Mortgage Association
60,000,000	5.14%, 3/14/07 – 3/30/07	59,815,822
5,000,000	5.25%, 4/15/07	4,999,677
10,000,000	4.25%, 7/15/07	9,966,614
3,000,000	5.20%, 9/28/07	3,000,139
5,000,000	4.90%, 11/28/07	4,987,590
5,000,000	3.13%, 12/15/07	4,918,779

Total U.S. Government Agency Securities		279,593,656

Commercial Paper—32.5%†
Beverages— 4.3%
20,000,000	Coca-Cola Company, 5.18%, 3/23/07	19,936,689

Consumer Goods & Services— 6.4%
10,000,000	Procter & Gamble Company, 5.20%, 3/7/07	9,991,333
20,000,000	The Stanley Works, 5.22%, 3/6/07	19,985,500

		29,976,833

Energy— 4.3%
20,000,000	Chevron Funding Corporation, 5.20%, 3/29/07	19,919,111

Financial Services— 11.1%
20,000,000	General Electric Capital Corporation, 5.23%, 3/15/07	19,959,322
12,000,000	Merrill Lynch & Company, 5.21%, 3/16/07	11,973,950
	National Rural Utilities
10,000,000	5.24%, 3/26/07	9,963,611
10,000,000	5.24%, 4/9/07	9,943,234

		51,840,117

Health Care— 6.4%
	Abbott Laboratories
10,000,000	5.20%, 3/1/07	10,000,000
10,000,000	5.20%, 3/6/07	9,992,778
10,000,000	Johnson & Johnson, 5.17%, 3/15/07	9,979,894

		29,972,672

Total Commercial Paper		151,645,422

Corporate Bond—1.9%
Financial Services— 1.9%
8,882,000	Merrill Lynch & Company, 4.00%, 11/15/07	8,806,612

Total Corporate Bonds		8,806,612

Municipal Bond—1.4%
Mississippi— 1.4%
6,580,000	Mississippi Business Finance Corporation, 5.35%*, 4/1/21, (LOC Bank of America)	6,580,000

Total Municipal Bonds		6,580,000

Certificate of Deposit—2.1%
10,000,000	1st Tennessee Bank, 5.29%, 4/10/07	10,000,000

Total Certificate of Deposit		10,000,000

Repurchase Agreement—2.4%
11,377,704	Bank of America Securities, 5.27%, 3/1/07, with a maturity value of $11,379,369 (fully collateralized by Federal National Mortgage Association notes with a maturity date of 8/18/16 and a value of $11,605,258)	11,377,704

Total Repurchase Agreements		11,377,704

Total Investments(a)
(Cost $468,003,394) — 100.2%		468,003,394
Liabilities in excess of other assets — (0.2)%		(838,703)

NET ASSETS — 100.0%		$467,164,691

(a)	Cost and value for federal income tax and financial reporting purposes are the same.

†	Rate represents the effective yield at February 28, 2007.

*	Variable or Floating Rate Security. Rate disclosed is as of February 28, 2007.

LOC	Letter of Credit

Performance Funds Trust
The Short Term Government Income Fund
Schedule of Portfolio of Investments
February 28, 2007
(Unaudited)

Principal
Amount/Shares	Security Description	Value
U.S. Government Agency Securities—93.2%
$2,500,000	Federal Farm Credit Bank, 3.40%, 8/27/08	$2,448,950
Federal Home Loan Bank
1,500,000	4.13%, 4/18/08	1,486,440
6,000,000	4.75%, 3/14/08 – 12/12/08	5,989,347
3,000,000	4.88%, 3/12/10	3,007,176
12,500,000	5.00%, 9/12/08 – 12/11/09	12,551,731
6,000,000	5.13%, 6/13/08 – 6/18/08	6,017,307
5,000,000	5.25%, 6/12/09 – 9/11/09	5,047,129
Federal Home Loan Mortgage Corporation
1,328,017	3.50%, 9/15/22, Series 2715 QB	1,315,387
3,000,000	3.88%, 6/15/08	2,961,270
1,000,000	4.00%, 1/14/09	982,965
1,984,140	4.00%, 5/15/22, Series 2693 JC	1,977,076
2,350,000	4.50%, 8/22/07	2,340,410
2,000,000	4.88%, 2/9/10	2,003,294
3,000,000	5.00%, 1/28/08	2,995,092
1,029,384	5.00%, 9/15/12, Series 2702 WA	1,026,193
2,000,000	5.13%, 4/18/08	2,002,968
2,000,000	5.38%, 5/15/08	2,000,776
Federal National Mortgage Association
2,830,000	3.60%, 3/3/09	2,763,184
2,000,000	3.88%, 2/1/08	1,978,528
4,500,000	4.00%, 1/26/09	4,431,384
4,000,000	4.20%, 6/8/09	3,945,324
2,000,000	4.40%, 2/4/08	1,987,794
2,000,000	5.10%, 2/22/08	2,000,904
2,000,000	5.38%, 8/15/09	2,024,834
Government National Mortgage Association
2,104,434	3.25%, 6/16/27, Series 2004-26 HD	2,054,778
1,778,727	3.47%, 4/20/34, Series 2004-22 BK	1,724,067

Total U.S. Government Agency Securities		79,064,308

U.S. Treasury Note—1.8%
1,500,000	U.S. Treasury Notes, 4.50%, 2/15/09	1,495,840

Total U.S. Treasury Notes		1,495,840

Corporate Bond—1.2%
Financial Services— 1.2%
1,000,000	General Electric Capital Corporation, 8.75%, 5/21/07	1,006,915

Total Corporate Bonds		1,006,915

Investment Company—2.9%
2,477,184	Performance Money Market Fund, Institutional Class(b)	2,477,184

Total Investment Companies		2,477,184

Total Investments(a)
(Cost $84,298,743) — 99.1%		84,044,247
Other assets in excess of liabilities — 0.9%		790,545

NET ASSETS — 100.0%		$84,834,792

(a)	Cost for federal income tax purposes and financial reporting purposes are substantially the same and differ from value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$209,677
Unrealized depreciation	(464,173)

Net unrealized depreciation	$(254,496)

(b)	Investment in affiliate.

Performance Funds Trust
The Intermediate Term Income Fund
Schedule of Portfolio Investments
February 28, 2007
(Unaudited)

Principal
Amount	Security Description	Value
U.S. Government Agency Securities—72.2%
Federal Agricultural Mortgage Corporation
$1,000,000	5.93%, 6/4/08	$1,011,880
Federal Farm Credit Bank
2,000,000	5.30%, 4/6/20	2,050,246
2,000,000	5.88%, 7/28/08	2,027,260
Federal Home Loan Bank
2,000,000	4.88%, 11/18/11	2,004,634
2,000,000	5.25%, 6/18/14	2,052,232
2,000,000	5.38%, 8/19/11	2,044,518
Federal Home Loan Mortgage Corporation
3,000,000	4.50%, 11/15/13, Series 2770 UH	2,975,880
2,000,000	4.50%, 2/15/15, Series 2658 PD	1,976,840
3,000,000	4.50%, 7/15/15, Series 2633 PC	2,963,160
2,000,000	5.00%, 4/15/34, Series 2780 TG	1,903,620
1,000,000	5.00%, 5/15/34, Series 2922 QE	969,500
2,000,000	5.00%, 2/15/36, Series 3113 QE	1,886,040
2,000,000	5.50%, 7/18/16	2,088,440
500,000	6.63%, 9/15/09	521,103
Federal National Mortgage Association
2,000,000	3.88%, 2/15/10	1,951,046
1,000,000	4.00%, 11/25/18, Series 2003-112 AN	920,252
903,473	4.00%, 12/25/29, Series 2003-27 EC	877,006
2,000,000	4.50%, 10/15/08	1,990,484
3,000,000	4.50%, 5/25/15, Series 2003-54 TC	2,962,903
2,000,000	5.00%, 4/15/15	2,020,496
3,000,000	5.00%, 8/25/30, Series 2003-54 PE	2,983,833
2,000,000	5.50%, 12/25/34, Series 2004-96 QD	2,013,376
187,899	7.00%, 4/1/20, Pool #253299	195,516
74,464	7.50%, 9/1/29, Pool #252717	77,811
Government National Mortgage Association
329,055	4.00%, 4/16/28, Series 2003-34 PH	326,511
2,216,755	5.00%, 12/20/31, Series 2006-27 CB	2,192,620
3,800,000	5.00%, 2/16/34, Series 2004-11 QG	3,591,515
3,000,000	5.50%, 4/20/30, Series 2003-86 QD	3,023,430
2,000,000	5.50%, 3/20/34, Series 2004-27 QD	2,012,760
4,480,838	5.50%, 8/15/35, Pool #644568	4,474,852
139,108	7.00%, 10/15/29, Pool #510559	145,023
80,665	7.50%, 10/15/29, Pool #510534	84,150
182,356	8.00%, 2/15/30, Pool #529127	193,280
2,465	9.00%, 3/15/20, Pool #271741	2,652
Tennessee Valley Authority
3,500,000	6.00%, 3/15/13	3,707,389
2,000,000	7.14%, 5/23/12	2,204,420

Total U.S. Government Agency Securities		64,426,678

U.S. Treasury Bill—2.2%
2,000,000	5.26%, 4/26/07 †	1,984,274

Total U.S. Treasury Bills		1,984,274

U.S. Treasury Notes—9.1%
U.S. Treasury Notes
2,000,000	4.38%, 12/15/10	1,990,546
2,000,000	4.75%, 5/15/14	2,025,938
2,000,000	4.88%, 7/31/11	2,028,360
$2,000,000	5.13%, 5/15/16 *	2,082,656

Total U.S. Treasury Notes		8,127,500

U.S. Treasury Strip—0.9%
2,000,000	5.05%, 11/15/26 †	780,900

Total U.S. Treasury Strips		780,900

Corporate Bonds—13.1%
Aerospace/Defense— 0.5%
500,000	Rockwell International Corporation, 6.15%, 1/15/08	503,915

Beverages— 1.2%
1,000,000	Coca-Cola Enterprises, 7.13%, 9/30/09	1,046,850

Chemicals— 0.3%
250,000	Air Products & Chemicals, Inc., 6.24%, 1/13/10	257,373

Consumer Non-Durable— 0.3%
250,000	Kimberly Clark Corporation, 6.88%, 2/15/14	273,702

Electrical Components & Equipment— 1.2%
1,000,000	Emerson Electric Company, 7.13%, 8/15/10	1,066,440

Financial Services— 4.1%
500,000	Bankers Trust Corporation, 7.50%, 11/15/15	569,820
250,000	Chase Manhattan Corporation, 6.50%, 1/15/09	254,958
500,000	CNA Financial Corporation, 6.60%, 12/15/08	510,657
650,000	General Electric Capital Corporation, 6.90%, 9/15/15	723,177
500,000	Household Finance Corporation, 6.88%, 3/1/07	500,000
500,000	ITT Hartford Corporation, 7.30%, 11/1/15	563,190
500,000	John Deere Capital Corporation, 6.00%, 2/15/09	507,750

		3,629,552

Food Service— 2.3%
1,000,000	Campbell Soup Company, 6.75%, 2/15/11	1,057,910
1,000,000	H.J Heinz Company, 6.00%, 3/15/08	1,001,573

		2,059,483

Railroads— 1.2%
1,000,000	Union Tank Car Company, 6.79%, 5/1/10	1,050,800

Telecommunications— 1.4%
500,000	AT&T Corporation, 6.00%, 3/15/09	508,325
250,000	Motorola, Inc., 6.50%, 3/1/08	253,260
240,000	Southern New England Telephone Company, 7.13%, 8/1/07	241,625
250,000	Southwestern Bell Telephone Company, 7.20%, 10/15/26, Callable 10/15/07 @102.83	257,150

		1,260,360

Utilities— 0.6%
250,000	Northern States Power Company, 7.13%, 7/1/25	288,875

Principal
Amount/
Shares	Security Description	Value
Corporate Bonds — continued
Utilities — continued
$250,000	PacifiCorp, 6.63%, 6/1/07	$250,677

		539,552

Total Corporate Bonds		11,688,027

Investment Company—1.8%
1,583,556	Performance Money Market Fund, Institutional Class(b)	1,583,556

Total Investment Companies		1,583,556

Repurchase Agreement Held as Collateral for Securities on Loan—2.4%
2,160,600	Morgan Stanley, 5.34%, 3/1/07, with a maturity value of $2,160,920, collateralized by $2,185,738 various U.S. Government Agency securities, 0.00%-6.05%, 3/30/07-10/15/20 (Value $2,205,917)	2,160,600

Total Repurchase Agreements Held as Collateral for Securities on Loan		2,160,600

Total Investments(a)
(Cost $89,324,678) — 101.7%		90,751,535

Liabilities, Less Cash and Other Assets — (1.7)%		(1,502,474)

NET ASSETS — 100.0%		$89,249,061

(a)	Cost for federal income tax purposes and financial reporting purposes are substantially the same and differ from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,788,313
Unrealized depreciation	(361,456)

Net unrealized appreciation	$1,426,857

(b)	Investment in affiliate.

*	A portion or all of the security was held on loan.

†	Rate represents the effective yield at purchase.
The Intermediate Term Income Fund loaned securities and received collateral with the following market values as of February 28, 2007:
Value of Securities Loaned: $2,082,656
Value of Collateral: $2,160,600

Performance Funds Trust
The Large Cap Equity Fund
Schedule of Portfolio Investments
February 28, 2007
(Unaudited)

Shares	Security Description	Value
Common Stocks—98.7%
Aerospace/Defense— 3.0%
9,000	General Dynamics Corporation	$688,140
8,000	Lockheed Martin Corporation	778,240
12,000	Raytheon Company	642,600

		2,108,980

Chemicals— 1.0%
35,000	Hercules, Inc.(a)	705,600

Commercial Services— 1.6%
44,000	Convergys Corporation(a)	1,131,680

Construction— 7.2%
22,000	Allegheny Technologies, Inc.	2,253,900
12,000	American Standard Companies, Inc.	635,880
36,000	Nucor Corporation	2,191,320

		5,081,100

Consumer Goods & Services— 2.1%
11,000	Harley-Davidson, Inc.	724,900
950	Idearc, Inc.	32,300
15,000	Marriott International, Inc., Class A	718,650

		1,475,850

Consumer Products— 3.1%
30,000	Mattel, Inc.	780,300
7,000	NIKE, Inc., Class B	731,290
39,000	Xerox Corporation(a)	673,530

		2,185,120

Diversified— 5.0%
9,000	Danaher Corporation	644,760
6,000	Phelps Dodge Corporation	749,460
7,000	Textron, Inc.	646,030
18,000	Thermo Electron Corporation(a)	814,860
13,000	Waters Corporation(a)	705,380

		3,560,490

Electronics— 2.6%
15,000	International Game Technology	618,750
20,000	Novellus Systems, Inc.(a)	644,000
19,000	NVIDIA Corporation(a)	589,000

		1,851,750

Energy— 10.2%
11,000	ChevronTexaco Corporation	754,710
61,000	Exxon Mobil Corporation	4,372,480
18,000	PPL Corporation	684,360
12,000	Sempra Energy	720,600
30,000	The AES Corporation(a)	639,600

		7,171,750

Financial Services— 12.3%
12,000	Ameriprise Financial, Inc.	701,520
23,000	Bank of America Corporation	1,170,010
4,000	Bear Stearns Companies, Inc.	608,960
11,000	Fiserv, Inc.(a)	582,560
20,000	JPMorgan Chase & Company	988,000
6,000	Merrill Lynch & Company, Inc.	502,080
15,000	Morgan Stanley	1,123,800
11,000	Principal Financial Group, Inc.	669,790
5,000	The Goldman Sachs Group, Inc.	1,008,000
17,000	U.S. Bancorp	606,220
20,000	Wells Fargo & Company	694,000

		8,654,940

Gas— 2.1%
20,000	Praxair, Inc.	1,233,800
10,000	Spectra Energy Corporation	257,300

		1,491,100

Health Care— 5.7%
9,000	Becton, Dickinson & Company	683,910
10,000	C.R. Bard, Inc.	798,000
8,000	Laboratory Corporation Of America Holdings(a)	638,000
12,000	Medtronic, Inc.	604,320
29,000	Merck & Company, Inc.	1,280,640

		4,004,870

Insurance— 3.6%
12,000	Lincoln National Corporation	817,800
17,500	MetLife, Inc.	1,105,125
9,000	Safeco Corporation	600,480

		2,523,405

Machinery-Diversified— 1.9%
6,000	Deere & Company	650,520
10,000	Terex Corporation(a)	658,400

		1,308,920

Multimedia— 2.8%
10,000	The McGraw-Hill Companies, Inc.	646,100
20,000	The Walt Disney Company	685,200
33,000	Time Warner, Inc.	671,550

		2,002,850

Oil & Gas— 1.9%
15,000	Marathon Oil Corporation	1,361,100

Real Estate— 1.0%
20,000	CB Richard Ellis Group, Inc., Class A(a)	666,400

Real Estate Investment Trusts— 2.2%
8,000	Public Storage, Inc.	810,160
6,000	Vornado Realty Trust	763,200

		1,573,360

Retail— 10.2%
30,000	Big Lots, Inc.(a)	750,900
16,000	Coach, Inc.(a)	755,200
10,000	J.C. Penney Company, Inc.	811,100
9,000	Kohl’s Corporation(a)	620,910
15,000	McDonald’s Corporation	655,800
14,000	Nordstrom, Inc.	743,260
13,000	OfficeMax, Inc.	674,700
21,000	Safeway, Inc.	725,970
11,000	The Sherwin-Williams Company	732,050
9,500	VF Corporation	758,195

		7,228,085

Software— 7.9%
23,000	BMC Software, Inc.(a)	709,780
47,000	Hewlett-Packard Company	1,850,860
7,000	International Business Machines Corporation	651,070
55,000	Microsoft Corporation	1,549,350

Shares	Security Description	Value
Common Stocks — continued
Software — continued
50,000	Oracle Corporation(a)	$821,500

		5,582,560

Technology— 1.0%
8,000	Cognizant Technology Solutions Corporation, Class A(a)	721,600

Telecommunications— 4.7%
48,500	AT&T, Inc.	1,784,800
36,000	Cisco Systems, Inc.(a)	933,840
11,000	Embarq Corporation	608,850

		3,327,490

Utilities— 5.6%
16,000	American Electric Power Company, Inc.	717,760
41,000	CenterPoint Energy, Inc.	731,440
9,000	Constellation Energy Group	708,030
20,000	Duke Energy Corporation	393,800
13,000	FirstEnergy Corporation	813,410
13,000	Pinnacle West Capital Corporation	616,460

		3,980,900

Total Common Stocks		69,699,900

Investment Company—1.2%

822,589	Performance Money Market Fund, Institutional Class(b)	822,589

Total Investment Companies		822,589

Total Investments(c)
(Cost $55,519,952) — 99.9%		70,522,489

Cash and Other Assets, Less Liabilities — 0.1%		66,779

NET ASSETS — 100.0%		$70,589,268

(a)	Non-income producing security

(b)	Investment in affiliate.

(c)	Cost for federal income tax purposes and financial reporting purposes are substantially the same and differ from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$15,240,546
Unrealized depreciation	(238,009)

Net unrealized appreciation	$15,002,537

Performance Funds Trust
The Mid Cap Equity Fund
Schedule of Portfolio of Investments
February 28, 2007
(Unaudited

Shares	Security Description	Value
Common Stocks—98.0%
Aerospace/Defense— 0.4%
2,000	Sequa Corporation, Class A(b)	$245,200

Capital Goods— 6.6%
26,000	Commercial Metals Company	716,040
12,000	Granite Construction, Inc.	700,560
24,000	Precision Castparts Corporation	2,183,280
24,000	Steel Dynamics, Inc.	905,760
		4,505,640

Chemicals— 5.4%
25,000	Airgas, Inc.	1,031,750
17,000	Albemarle Corporation	1,391,450
10,000	FMC Corporation	735,700
15,000	Lyondell Chemical Company	477,900

		3,636,800

Commercial Services— 2.2%
21,000	Alliance Data Systems Corporation(b)	1,254,750
12,000	Gartner Group, Inc.(b)	253,920

		1,508,670

Construction— 1.9%
5,000	Martin Marietta Materials, Inc.	626,600
16,000	Quanta Services, Inc.(b)	371,040
9,000	Toll Brothers, Inc.(b)	268,740

		1,266,380

Consumer Goods & Services— 5.1%
10,000	Bob Evans Farms, Inc.	361,600
7,000	ITT Educational Services, Inc.(b)	559,860
11,000	Manpower Inc.	817,300
16,000	Republic Services, Inc., Class A	673,120
28,000	Sotheby's	1,018,080

		3,429,960

Consumer Products— 0.6%
11,000	Hormel Foods Corporation	401,500

Diversified— 3.3%
12,000	Harsco Corporation	1,029,600
23,000	Roper Industries, Inc.	1,221,760

		2,251,360

Electronics— 3.9%
8,000	Avnet, Inc.(b)	292,560
5,000	Energizer Holdings, Inc.(b)	429,600
37,000	MEMC Electronic Materials, Inc.(b)	1,908,090

		2,630,250

Energy— 6.0%
8,000	Grant Prideco, Inc.(b)	347,280
8,000	Newfield Exploration Company(b)	345,760
25,000	Noble Energy, Inc.	1,439,250
23,000	ONEOK, Inc.	958,180
12,000	Questar Corporation	1,009,680

		4,100,150

Financial Services— 3.4%
16,000	A.G. Edwards, Inc.	1,027,360
13,000	Leucadia National Corporation	368,030
15,000	SEI Investments Company	906,750

		2,302,140

Health Care— 4.9%
7,000	Apria Healthcare Group, Inc.(b)	222,950
16,000	Covance, Inc.(b)	986,560
8,000	DENTSPLY International, Inc.	252,320
5,000	Health Net, Inc.(b)	267,350
16,000	Henry Schein, Inc.(b)	834,720
25,000	Vertex Pharmaceuticals, Inc.(b)	767,250

		3,331,150

Insurance— 3.6%
31,500	American Financial Group, Inc.	1,102,500
18,906	Fidelity National Financial, Inc., Class A	453,744
28,000	W.R. Berkley Corporation	912,800

		2,469,044

Iron/Steel— 0.4%
6,000	Reliance Steel & Aluminum Co.	273,960

Machinery-Diversified— 1.1%
17,000	Joy Global, Inc.	753,780

Oil & Gas— 10.3%
18,000	Cameron International Corporation(b)	1,020,420
10,000	Equitable Resources, Inc.	426,700
20,000	FMC Technologies, Inc.(b)	1,315,600
34,000	MDU Resources Group, Inc.	898,620
31,000	Smith International, Inc.	1,271,000
9,000	Southwestern Energy Company(b)	351,000
33,000	XTO Energy, Inc.	1,704,780

		6,988,120

Real Estate Investment Trusts— 7.2%
20,000	AMB Property Corporation	1,175,600
15,000	Developers Diversified Realty Corp.	983,400
5,000	Liberty Property Trust	256,250
12,000	Regency Centers Corporation	1,028,880
10,000	The Macerich Company	936,000
16,000	United Dominion Realty Trust, Inc.	522,400

		4,902,530

Rental & Leasing— 1.6%
39,000	Rent-A-Center, Inc.(b)	1,104,480

Retail— 7.5%
6,000	Abercrombie & Fitch Company, Class A	469,020
42,000	American Eagle Outfitters, Inc.	1,304,100
21,000	Carmax, Inc.(b)	1,106,700
4,000	Dick's Sporting Goods, Inc.(b)	209,360
11,000	Dollar Tree Stores, Inc.(b)	375,210
41,000	Payless Shoesource, Inc.(b)	1,266,900
4,000	Polo Ralph Lauren Corporation	347,920

		5,079,210

Software— 2.2%(b)
19,000	Activision, Inc.(b)	317,680
10,000	DST Systems, Inc.(b)	704,200
11,000	Mentor Graphics Corporation(b)	185,790
11,000	Synopsys, Inc.(b)	281,380

		1,489,050

Technology— 6.7%
23,000	AMETEK, Inc.	786,600
5,000	CDW Corporation	310,400
15,000	Cognizant Technology Solutions Corporation, Class A(b)	1,353,000
16,000	Lam Research Corporation(b)	714,560
16,000	Newport Corporation(b)	285,760
6,000	SPX Corporation	419,400

Shares	Security Description	Value
Common Stocks — continued
Technology — continued
8,000	The Dun & Bradstreet Corporation(b)	$706,240

		4,575,960

Telecommunications— 4.5%
16,000	Amphenol Corporation, Class A	1,032,640
22,000	CommScope, Inc.(b)	846,340
17,000	Harris Corporation	834,360
6,000	Telephone and Data Systems, Inc.	334,140

		3,047,480

Textiles— 0.5%
4,000	Mohawk Industries, Inc.(b)	350,080

Transportation— 1.8%
12,000	C.H. Robinson Worldwide, Inc.	611,520
13,000	Expeditors International Of Washington, Inc.	583,050

		1,194,570

Utilities— 6.9%
8,000	AGL Resources, Inc.	325,840
23,000	Alliant Energy Corporation	961,860
23,000	National Fuel Gas Company	960,480
34,000	Pepco Holdings, Inc.	905,080
20,000	Westar Energy, Inc.	537,400
20,000	Wisconsin Energy Corporation	959,000

		4,649,660

Total Common Stocks		66,487,124

Investment Company—2.1%
1,437,947	Performance Money Market Fund, Institutional Class(c)	1,437,947

Total Investment Companies		1,437,947

Total Investments(a)
(Cost $53,170,960) — 100.1%		67,925,071

Liabilities, Less Cash and Other Assets — (0.1)%		(42,170)

NET ASSETS — 100.0%		$67,882,901

(a)	Cost for federal income tax purposes and financial reporting purposes are substantially the same and differ from value by net unrealized appreciation of securities as follows:

	Unrealized appreciation	$15,274,428
	Unrealized depreciation	(520,317)

	Net unrealized appreciation	$14,754,111

(b)	Non-income producing security
(c)	Investment in affiliate.

Performance Funds Trust
The Leaders Equity Fund
Schedule Portfolio of Investments
February 28, 2007
(Unaudited)

Shares	Security Description	Value
Common Stocks—98.4%
Aerospace/Defense— 4.3%
13,000	General Dynamics Corporation	$993,980
11,000	Lockheed Martin Corporation	1,070,080

		2,064,060

Capital Goods— 4.7%
14,000	Precision Castparts Corporation	1,273,580
26,000	Steel Dynamics, Inc.	981,240

		2,254,820

Chemicals— 4.8%
15,000	Albemarle Corporation	1,227,750
52,000	Hercules, Inc.(b)	1,048,320

		2,276,070

Commercial Services— 7.3%
19,000	Alliance Data Systems Corporation(b)	1,135,250
45,000	Convergys Corporation(b)	1,157,400
55,000	Gartner Group, Inc.(b)	1,163,800

		3,456,450

Construction— 4.7%
11,000	Allegheny Technologies, Inc.	1,126,950
48,000	Quanta Services, Inc.(b)	1,113,120

		2,240,070

Consumer Goods & Services— 2.0%
13,000	Manpower Inc.	965,900

Diversified— 4.4%
34,000	Pactiv Corporation(b)	1,094,800
18,000	Waters Corporation(b)	976,680

		2,071,480

Electronics— 2.0%
18,000	MEMC Electronic Materials, Inc.(b)	928,260

Energy— 2.4%
27,000	ONEOK, Inc.	1,124,820

Financial Services— 11.7%
18,000	A.G. Edwards, Inc.	1,155,780
13,000	Morgan Stanley	973,960
19,000	Principal Financial Group, Inc.	1,156,910
21,000	SEI Investments Company	1,269,450
5,000	The Goldman Sachs Group, Inc.	1,008,000

		5,564,100

Health Care— 5.0%
19,000	Gilead Sciences, Inc.(b)	1,359,640
23,000	Merck & Company, Inc.	1,015,680

		2,375,320

Insurance— 2.4%
32,000	American Financial Group, Inc.	1,120,000

Multimedia— 4.3%
16,000	The McGraw-Hill Companies, Inc.	1,033,760
29,000	The Walt Disney Company	993,540

		2,027,300

Packaging & Containers— 2.0%
26,000	Sonoco Products Company	962,520

Pharmaceuticals— 2.0%
41,000	Schering-Plough Corporation	962,680

Real Estate— 2.0%
28,000	CB Richard Ellis Group, Inc., Class A(b)	932,960

Real Estate Investment Trusts— 2.3%
19,000	Archstone-Smith Trust	1,071,790

Retail— 11.5%
25,000	Coach, Inc.(b)	1,180,000
18,000	Dick's Sporting Goods, Inc.(b)	942,120
15,000	J.C. Penney Company, Inc.	1,216,650
33,000	Newell Rubbermaid, Inc.	1,010,460
21,000	Nordstrom, Inc.	1,114,890

		5,464,120

Software— 2.1%
25,000	Hewlett-Packard Company	984,500

Technology— 4.7%
14,000	Cognizant Technology Solutions Corporation, Class A(b)	1,262,800
14,000	SPX Corporation	978,600

		2,241,400

Telecommunications— 4.9%
17,000	Amphenol Corporation, Class A	1,097,180
33,000	AT&T, Inc.	1,214,400

		2,311,580

Utilities— 6.9%
24,000	Allegheny Energy, Inc.(b)	1,133,760
57,000	CenterpPoint Energy, Inc.	1,016,880
14,000	Constellation Energy Group	1,101,380

		3,252,020

Total Common Stocks		46,652,220

Investment Company—1.6%
771,531	Performance Money Market Fund, Institutional Class(c)	771,531

Total Investment Companies		771,531

Total Investments(a)
(Cost $41,495,877) — 100.0%		47,423,751

Cash and Other Assets, Less Liabilities — 0.0%		8,206

NET ASSETS — 100.0%		$47,431,957

(a)	Cost for federal income tax purposes and financial reporting purposes are substantially the same and differ from value by net unrealized appreciation of securities as follows:

	Unrealized appreciation	$6,283,469
	Unrealized depreciation	(355,595)

	Net unrealized appreciation	$5,927,874

(b)	Non-income producing security
(c)	Investment in affiliate.

Performance Funds Trust
The Strategic Dividend Fund
Schedule Portfolio of Investments
February 28, 2007
(Unaudited)

Shares	Security Description	Value
Common Stocks—92.4%
Business Equipment & Services— 1.5%
18,130	Pitney Bowes, Inc.	$864,982

Capital Goods— 0.6%
24,930	Nam Tai Electronics, Inc.	330,572

Chemicals— 5.0%
18,640	Dow Chemical Company	816,432
18,830	DuPont De Nemours E.I.	955,622
31,760	Lyondell Chemical Company	1,011,874
1,286	Tronox, Inc., Class B	19,084

		2,803,012

Consumer Goods & Services— 6.3%
10,190	3M Company	754,875
12,960	Altria Group, Inc.	1,092,269
1,085	Idearc, Inc.	36,890
12,100	Kimberly-Clark Corporation	824,131
12,750	Procter & Gamble Company	809,498

		3,517,663

Diversified— 3.7%
27,700	Alcoa, Inc.	925,457
33,150	General Electric Company	1,157,598

		2,083,055

Energy— 16.9%
18,690	BJ Services Company	500,705
24,580	Chesapeake Energy Corporation	749,444
14,820	ChevronTexaco Corporation	1,016,800
15,220	ConocoPhillips	995,692
9,990	Diamond Offshore Drilling, Inc.	777,422
5,860	Eni SpA - ADR	358,808
32,950	Enterprise Products Partners, LP	1,005,304
15,090	GlobalSantaFe Corporation	869,637
17,910	Kinder Morgan Energy Partners, LP	907,500
13,500	ONEOK, Inc.	562,410
36,490	Penn Virginia Resource Partners, LP	987,419
13,370	Valero Energy Corporation	770,781

		9,501,922

Financial Services— 16.9%
18,540	Bank of America Corporation	943,130
18,760	Citigroup, Inc.	945,504
13,900	Comerica, Inc.	839,421
32,590	Firstmerit Corporation	699,056
21,860	JPMorgan Chase & Company	1,079,884
25,910	KeyCorp	977,843
28,700	People's Bank	1,273,993
24,300	San Juan Basin Royalty Trust	764,964
29,580	U.S. Bancorp	1,054,823
21,350	Washington Mutual, Inc.	919,758

		9,498,376

Gas— 0.7%
16,025	Spectra Energy Corporation	412,323

Health Care— 6.5%
17,770	Abbott Laboratories	970,597
38,660	Bristol-Myers Squibb Company	1,020,238
13,400	Johnson & Johnson	844,870
32,670	Pfizer, Inc.	815,443

		3,651,148

Insurance— 1.5%
13,920	Allstate Corporation	836,035

Machinery-Diversified— 0.9%
11,780	Joy Global, Inc.	522,325

Oil & Gas— 0.8%
5,900	CNOOC Limited	475,127

Paper Products— 2.2%
20,840	Temple-Inland, Inc.	1,246,232

Railroads— 3.9%
13,470	Burlington Northern Santa Fe Corporation	1,066,690
11,140	Union Pacific Corporation	1,098,738

		2,165,428

Real Estate Investment Trusts— 10.3%
18,730	AMB Property Corporation	1,100,950
11,730	Boston Properties, Inc.	1,408,773
28,130	Health Care Property Investors, Inc.	1,034,340
22,470	Plum Creek Timber Company, Inc.	891,160
13,390	Public Storage, Inc.	1,356,005

		5,791,228

Telecommunications— 3.5%
31,520	AT&T, Inc.	1,159,936
21,710	Verizon Communications, Inc.	812,605

		1,972,541

Utilities— 11.2%
11,210	Dominion Resources, Inc.	958,791
32,050	Duke Energy Corporation	631,065
26,770	Great Plains Energy, Inc.	832,279
37,800	Nisource, Inc.	899,262
29,630	OGE Energy Corporation	1,144,015
19,070	Progress Energy, Inc.	931,760
25,040	Southern Company	896,432

		6,293,604

Total Common Stocks		51,965,573

Exchange Traded Fund—1.9%
15,330	iShares Trust DJ Select Dividend	1,088,277

Total Exchange Traded Funds		1,088,277

Investment Companies—5.5%
74,190	John Hancock Bank and Thrift Opportunity Fund	738,190
1,461,306	Performance Money Market Fund, Institutional Class(b)	1,461,306

Shares	Security Description	Value
Investment Companies — continued
51,890	Pimco Corporate Opportunity Fund	$871,752

Total Investment Companies		3,071,248

Total Investments(a)
(Cost $50,413,178) — 99.8%		56,125,098

Cash and Other Assets, Less Liabilities — 0.2%		86,010

NET ASSETS — 100.0%		$56,211,108

(a)	Cost for federal income tax purposes and financial reporting purposes are substantially the same and differ from value by net unrealized appreciation of securities as follows:

	Unrealized appreciation	$6,908,786
	Unrealized depreciation	(1,196,866)

	Net unrealized appreciation	$5,711,920

(b)	Investment in affiliate, represents 2.6% of the fund.

ADR	American Depositary Receipt

LP	Limited Partnership

SpA	Societa per Azioni

Performance Funds Trust
The Performance Advisor Growth Portfolio
Schedule of Portfolio of Investments
February 28, 2007
(Unaudited)

Shares	Security Description	Value
Investment Companies—101.9%
27,843	Performance Intermediate Term Income Fund, Institutional Class(b)	$282,890
59,132	Performance Large Cap Equity Fund, Institutional Class(b)	677,064
57,715	Performance Leaders Equity Fund, Institutional Class(b)(c)	540,210
41,426	Performance Mid Cap Equity Fund, Institutional Class(b)	543,094
120,553	Performance Money Market Fund, Institutional Class(b)	120,553
133	Performance Short Term Government Income Fund, Institutional Class(b)	1,300
46,540	Performance Strategic Dividend Fund, Institutional Class(b)	551,961

Total Investment Companies		2,717,072

Total Investments(a)
(Cost $2,874,893) — 101.9%		2,717,072

Liabilities, Less Cash and Other Assets — (1.9)%		(51,750)

NET ASSETS — 100.0%		$2,665,322

(a)	Cost for federal income tax purposes and financial reporting purposes are substantially the same and differ from value by net unrealized depreciation of securities as follows:

	Unrealized appreciation	$46,028
	Unrealized depreciation	(203,849)

	Net unrealized depreciation	$(157,821)

(b)	Investment in affiliate

(c)	Non-income producing security

Performance Funds Trust
The Performance Advisor Moderate Portfolio
Schedule of Portfolio of Investments
February 28, 2007
(Unaudited)

Shares	Security Description	Value
Investment Companies—101.2%
74,539	Performance Intermediate Term Income Fund, Institutional Class(b)	$757,321
65,083	Performance Large Cap Equity Fund, Institutional Class(b)	745,196
51,253	Performance Leaders Equity Fund, Institutional Class(b)(c)	479,732
53,384	Performance Mid Cap Equity Fund, Institutional Class(b)	699,865
139,250	Performance Money Market Fund, Institutional Class(b)	139,250
76,797	Performance Short Term Government Income Fund, Institutional Class(b)	749,539
102,423	Performance Strategic Dividend Fund, Institutional Class(b)	1,214,735

Total Investment Companies		4,785,638

Total Investments(a)
(Cost $4,885,816) — 101.2%		4,785,638

Liabilities, Less Cash and Other Assets — (1.2)%		(58,256)

NET ASSETS — 100.0% $		$4,727,382

(a)	Cost for federal income tax purposes and financial reporting purposes are substantially the same and differ from value by net unrealized depreciation of securities as follows:

	Unrealized appreciation	$141,033
	Unrealized depreciation	(241,211)

	Net unrealized depreciation	$(100,178)

(b)	Investment in affiliate

(c)	Non-income producing security

Performance Funds Trust
The Performance Advisor Conservative Portfolio
Schedule of Portfolio of Investments
February 28, 2007
(Unaudited

Shares	Security Description	Value
Investment Companies—99.9%
76,377	Performance Intermediate Term Income Fund, Institutional Class(b)	$775,989
21,403	Performance Large Cap Equity Fund, Institutional Class(b)	245,062
28,393	Performance Mid Cap Equity Fund, Institutional Class(b)	372,228
64,306	Performance Money Market Fund, Institutional Class(b)	64,306
52,626	Performance Short Term Government Income Fund, Institutional Class(b)	513,627
41,960	Performance Strategic Dividend Fund, Institutional Class(b)	497,647

Total Investment Companies		2,468,859

Total Investments(a)
(Cost $2,484,838) — 99.9%		2,468,859

Cash and Other Assets, Less Liabilities — 0.1%		2,383

NET ASSETS — 100.0%		$2,471,242

(a)	Cost for federal income tax purposes and financial reporting purposes are substantially the same and differ from value by net unrealized depreciation of securities as follows:

	Unrealized appreciation	$67,332
	Unrealized depreciation	(83,311)

	Net unrealized depreciation	$(15,979)

(b)	Investment in affiliate
For information on the Funds’ policy regarding valuation of investments and other significant accounting policies, please refer to the Funds’ most recent semi-annual or annual shareholder report.

Item 2. Controls and Procedures.
(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).
Certifications pursuant to Rule 30a-2(a) are attached hereto.
SIGNATURES
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)     Performance Funds Trust
By (Signature and Title)*/s/ Duane A. Dewey, President
Date      4/25/07
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By (Signature and Title)*/s/ Duane A. Dewey, President
Date 4/25/07
By (Signature and Title)* /s/ Christopher E. Sabato, Treasurer
Date      4/25/07

* Print the name and title of each signing officer under his or her signature.